Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Changes in Stockholders' Equity (Details) - USD ($) shares in Thousands, $ in Thousands		1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 466,211		$ 813,266	$ 470,671
Net loss		$ (37,061)	(441,322)	(285,585)
Exercise of warrants			27,989
Issuance of restricted stock, net of forfeitures and shares withheld for taxes			(2,089)	(2,118)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions			661
Issuance of common stock in connection with the acquisition of business			25,500	1,658
Conversion of Class D shares to Class A shares			1
Conversion of Class C shares to Class A shares			0	0
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets associated with increases in tax basis			(41)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC			(7,753)
Other comprehensive income			(394)
Stock-based compensation		23,705	57,471	25,612
Distribution to members			(1,511)	(97)
Class A common stock repurchases			(1,107)
Ending balance	813,266	813,266	470,671	169,315
Additional Paid-In-Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	574,003		722,362	831,566
Exercise of warrants			34,348
Issuance of restricted stock, net of forfeitures and shares withheld for taxes			(2,687)	(1,108)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions			2,397
Issuance of common stock in connection with the acquisition of business			29,234	1,818
Conversion of Class D shares to Class A shares			5,414
Conversion of Class C shares to Class A shares			2,734	1,048
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets associated with increases in tax basis			(41)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC			(7,910)
Stock-based compensation			45,451	23,072
Ending balance	722,362	722,362	831,566	843,112
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(107,797)		(107,797)	(439,296)
Net loss			(330,392)	(227,221)
Ending balance	(107,797)	(107,797)	(439,296)	(707,662)
Accumulated Other Comprehensive Income
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0		0	(260)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC			157
Other comprehensive income			(417)
Ending balance	0	0	(260)	(181)
Non-Controlling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0		198,691	78,650
Net loss			(110,930)	(58,364)
Exercise of warrants			(6,359)
Issuance of restricted stock, net of forfeitures and shares withheld for taxes			598	(1,011)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions			(1,736)
Issuance of common stock in connection with the acquisition of business			(3,734)	(160)
Conversion of Class D shares to Class A shares			(5,414)
Conversion of Class C shares to Class A shares			(2,734)	(1,048)
Other comprehensive income			23
Stock-based compensation			12,020	2,540
Distribution to members			(1,511)	(97)
Ending balance	$ 198,691	$ 198,691	78,650	$ 34,037
Class A common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock repurchases			$ (1,107)
Class A common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	51,750		80,767	91,674
Beginning balance	$ 5		$ 8	$ 9
Exercise of warrants (in shares)			3,969
Issuance of restricted stock, net of forfeitures and shares withheld for taxes (in shares)			968	2,615
Issuance of restricted stock, net of forfeitures and shares withheld for taxes				$ 1
Issuance of common stock in connection with Merger, net of offering costs, underwriting discounts and commissions (in shares)			930
Issuance of common stock in connection with the acquisition of business (in shares)			2,000	407
Conversion of Class D shares to Class A shares (in shares)			2,900
Conversion of Class D shares to Class A shares			$ 1
Conversion of shares (in shares)			330	234
Class A common stock repurchases (in shares)			(190)
Ending balance (in shares)	80,767	80,767	91,674	65,855
Ending balance	$ 8	$ 8	$ 9	$ 7
Class A common stock | Additional Paid-In-Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock repurchases			264
Class A common stock | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock repurchases			(1,107)
Class A common stock | Non-Controlling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock repurchases			$ (264)
Class C common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	0		22,077	21,747
Beginning balance	$ 0		$ 2	$ 2
Conversion of shares (in shares)			(330)	(234)
Ending balance (in shares)	22,077	22,077	21,747	21,513
Ending balance	$ 2	$ 2	$ 2	$ 2
Class D common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	0		1,450	0
Beginning balance	$ 0		$ 0	$ 0
Issuance of market-based restricted stock units upon vesting (in shares)			1,450
Conversion of Class D shares to Class A shares (in shares)			(2,900)
Ending balance (in shares)	1,450	1,450	0	0
Ending balance	$ 0	$ 0	$ 0	$ 0
As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			813,266	472,788
Net loss			(442,079)
Exercise of warrants			27,989
Issuance of restricted stock, net of forfeitures and shares withheld for taxes			(2,089)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions			661
Issuance of common stock in connection with the acquisition of business			25,500
Conversion of Class D shares to Class A shares			1
Conversion of Class C shares to Class A shares			0
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets associated with increases in tax basis			(41)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC			(2,596)
Other comprehensive income			(393)
Stock-based compensation			55,187
Distribution to members			(1,511)
Ending balance	813,266	813,266	472,788
As Previously Reported | Additional Paid-In-Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			722,362	829,687
Exercise of warrants			27,989
Issuance of restricted stock, net of forfeitures and shares withheld for taxes			(2,089)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions			661
Issuance of common stock in connection with the acquisition of business			25,500
Conversion of Class C shares to Class A shares			2,714
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets associated with increases in tax basis			(41)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC			(2,596)
Stock-based compensation			55,187
Ending balance	722,362	722,362	829,687
As Previously Reported | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			(107,797)	(445,301)
Net loss			(336,397)
Ending balance	(107,797)	(107,797)	(445,301)
As Previously Reported | Accumulated Other Comprehensive Income
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			0	(417)
Other comprehensive income			(417)
Ending balance	0	0	(417)
As Previously Reported | Non-Controlling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			198,691	$ 88,808
Net loss			(105,682)
Conversion of Class C shares to Class A shares			(2,714)
Other comprehensive income			24
Distribution to members			(1,511)
Ending balance	$ 198,691	$ 198,691	88,808
As Previously Reported | Class A common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock repurchases			$ (1,107)
As Previously Reported | Class A common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			80,767	91,674
Beginning balance			$ 8	$ 9
Exercise of warrants (in shares)			3,969
Issuance of restricted stock, net of forfeitures and shares withheld for taxes (in shares)			968
Issuance of common stock in connection with Merger, net of offering costs, underwriting discounts and commissions (in shares)			930
Issuance of common stock in connection with the acquisition of business (in shares)			2,000
Conversion of Class D shares to Class A shares (in shares)			2,900
Conversion of Class D shares to Class A shares			$ 1
Conversion of shares (in shares)			330
Class A common stock repurchases (in shares)			(190)
Ending balance (in shares)	80,767	80,767	91,674
Ending balance	$ 8	$ 8	$ 9
As Previously Reported | Class A common stock | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock repurchases			$ (1,107)
As Previously Reported | Class C common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			22,077	21,747
Beginning balance			$ 2	$ 2
Conversion of shares (in shares)			(330)
Ending balance (in shares)	22,077	22,077	21,747
Ending balance	$ 2	$ 2	$ 2
As Previously Reported | Class D common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			1,450	0
Beginning balance			$ 0	$ 0
Issuance of market-based restricted stock units upon vesting (in shares)			1,450
Conversion of Class D shares to Class A shares (in shares)			(2,900)
Ending balance (in shares)	1,450	1,450	0
Ending balance	$ 0	$ 0	$ 0
Revision Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				(2,117)
Net loss			757
Exercise of warrants			0
Issuance of restricted stock, net of forfeitures and shares withheld for taxes			0
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions			0
Issuance of common stock in connection with the acquisition of business			0
Conversion of Class D shares to Class A shares			0
Conversion of Class C shares to Class A shares			0
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC			(5,157)
Other comprehensive income			(1)
Stock-based compensation			2,284
Ending balance			(2,117)
Revision Adjustments | Additional Paid-In-Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				1,879
Exercise of warrants			6,359
Issuance of restricted stock, net of forfeitures and shares withheld for taxes			(598)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions			1,736
Issuance of common stock in connection with the acquisition of business			3,734
Conversion of Class D shares to Class A shares			5,414
Conversion of Class C shares to Class A shares			20
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC			(5,314)
Stock-based compensation			(9,736)
Ending balance			1,879
Revision Adjustments | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				6,005
Net loss			6,005
Ending balance			6,005
Revision Adjustments | Accumulated Other Comprehensive Income
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				157
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC			157
Ending balance			157
Revision Adjustments | Non-Controlling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				$ (10,158)
Net loss			(5,248)
Exercise of warrants			(6,359)
Issuance of restricted stock, net of forfeitures and shares withheld for taxes			598
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions			(1,736)
Issuance of common stock in connection with the acquisition of business			(3,734)
Conversion of Class D shares to Class A shares			(5,414)
Conversion of Class C shares to Class A shares			(20)
Stock-based compensation			12,020
Ending balance			(10,158)
Revision Adjustments | Class A common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock repurchases			$ 0
Revision Adjustments | Class A common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)				0
Beginning balance				$ 0
Ending balance (in shares)			0
Ending balance			$ 0
Revision Adjustments | Class A common stock | Additional Paid-In-Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock repurchases			264
Revision Adjustments | Class A common stock | Non-Controlling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock repurchases			$ (264)
Revision Adjustments | Class C common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)				0
Beginning balance				$ 0
Ending balance (in shares)			0
Ending balance			$ 0
Revision Adjustments | Class D common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)				0
Beginning balance				$ 0
Ending balance (in shares)			0
Ending balance			$ 0